CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales	$ 1,289		$ 489		$ 2,766	$ 828	$ 2,855	$ 887
Cost of goods sold (exclusive of depreciation and amortization shown separately below)	(6,271)		(1,702)		(11,279)	(2,645)	(9,634)	(1,935)
Selling, general, and administrative expenses	(24,612)		(5,947)		(35,012)	(10,234)	(28,621)	(6,467)
Depreciation and amortization	(2,963)		(607)		(5,516)	(775)	(4,009)	(967)
Impairment loss	(64,252)		0		(64,252)	0	(1,051)	0
Operating loss	(96,809)		(7,767)		(113,293)	(12,826)	(40,460)	(8,482)
Interest expense, net	(588)		11		(817)	166	(1,634)	(503)
Change in fair value of earnout liabilities	17,250		0		17,250	0
Other income	982		80		647	80	780	328
Loss from operations before income tax	(79,165)		(7,676)		(96,213)	(12,580)	(41,314)	(8,657)
Income tax benefit	533		0		1,288	0	1,331	0
Loss before equity in net earnings loss of affiliate	(78,632)		(7,676)		(94,925)	(12,580)	(39,983)	(8,657)
Equity in net loss of affiliate	23		0		48	0	74	0
Net loss	(78,655)	$ (16,318)	(7,676)	$ (4,903)	(94,973)	(12,580)	(40,057)	(8,657)
Currency translation adjustments	(9,291)	$ (1,230)	0		(10,521)	0	(1,169)	(378)
Total comprehensive loss for the year	$ (87,946)		$ (7,676)		$ (105,494)	$ (12,580)	$ (41,226)	$ (9,035)
Net loss per share - basic (in dollars per share)	$ (3.92)		$ (0.51)		$ (4.97)	$ (0.84)	$ (2.52)	$ (0.84)
Net loss per share - diluted (in dollars per share)	$ (3.92)		$ (0.51)		$ (4.97)	$ (0.84)	$ (2.52)	$ (0.84)
Weighted average common shares outstanding - basic (in shares)	20,043,000		14,929,000		19,125,000	15,018,000	15,910,000	10,332,000
Weighted average common shares outstanding - diluted (in shares)	20,043,000		14,929,000		19,125,000	15,018,000	15,910,000	10,332,000